Fair Value Option of Consolidated Investment Management Funds at Fair Value (Detail) (Investment Management Funds, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investment Management Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading assets	$ 10,751	$ 14,121
Other assets	596	645
Total assets	11,347	14,766
Trading liabilities	10,053	13,561
Other liabilities	32	2
Total liabilities	10,085	13,563
Non-redeemable noncontrolling interests	$ 670	$ 699